Inventory (Tables)	12 Months Ended
Oct. 31, 2023
Inventory [Abstract]
Schedule of Inventory Net Comprised	Inventory, net comprised of the following:
	October 31,	October 31,
	2023	2022
Finished goods	955,453	628,187
Total, net	955,453	628,187